SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Line Items]
Sub-total	$ 85,306	$ 33,802
Less: Accumulated depreciation	(41,026)	(31,284)
Total property and equipment, net	44,280	2,518
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	11,238	6,790
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Sub-total	$ 74,068	$ 27,012